Earnings Per Share (Computation of basic and diluted earnings per share) (Details) - CAD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Numerator
Net income attributable to common shareholders	$ 510.5	$ 937.6
Diluted numerator	$ 510.5	$ 937.6
Denominator
Weighted average shares of common stock outstanding	255.9	246.5
Weighted average deferred share units outstanding	1.3	1.3
Weighted average shares of common stock outstanding - basic	257.2	247.8
Stock-based compensation	0.4	0.4
Weighted average shares of common stock outstanding- diluted	257.6	248.2
Earnings per common share
Basic	$ 1.98	$ 3.78
Diluted	$ 1.98	$ 3.78